Note 5 - Loan Servicing	12 Months Ended
Dec. 31, 2012
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 5 – LOAN SERVICING

Loans held for sale at year end are as follows:

(In Thousands of Dollars)
	2012	2011
Loans held for sale	$2,921	$349
Less: Allowance to adjust to lower of cost or market	0	0
Loans held for sale, net	$2,921	$349

Mortgage loans serviced for others are not reported as assets.  The principal balances of these loans at year end are as follows:

(In Thousands of Dollars)
	2012	2011
Mortgage loan portfolios serviced for:
Freddie Mac	$605,000	$601,710
Fannie Mae	$1,140	$1,446
Federal Home Loan Bank	$2,094	$2,757

Custodial escrow balances maintained in connection with serviced loans were $1,433,000 and $1,438,000 at year end 2012 and 2011.

Activity for capitalized mortgage servicing rights, included in other assets on the Consolidated Balance Sheet, was as follows:

(In Thousands of Dollars)
	2012	2011	2010
Servicing rights:
Beginning of year	$4,596	$4,603	$3,705
Additions	2,512	1,505	2,428
Amortized to expense	(2,115)	(1,512)	(1,530)
End of year	$4,993	$4,596	$4,603

Management has determined that no valuation allowance was necessary at December 31, 2012, 2011, or 2010.

The fair value of mortgage servicing rights was $5,494,000 and $6,034,000 at year end 2012 and 2011. Fair value at the end of 2012 was determined using a discount rate of 7.018%, a weighted average constant prepayment rate of 17.01%, depending on the stratification of the specific right, and a weighted average delinquency rate of 1.01%.  At the end of 2011, fair value was determined using a discount rate of 7.375%, a weighted average constant prepayment rate of 14.79%, depending on the stratification of the specific right, and a weighted average delinquency rate of 1.09%

The weighted average amortization period is 3.6 years as of December 31, 2012.  Estimated amortization expense for each of the next five years is:

(In Thousands of Dollars)
2013	$1,152
2014	$949
2015	$797
2016	$660
2017	$530
Thereafter	$905